Offerings	Feb. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share ("Class A Ordinary Shares")
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note	Calculated based on an estimate of the proposed maximum offering price of the securities, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes 562,500 Class A Ordinary Shares that may be issued upon exercise of an option granted to the underwriters to cover over-allotments, if any.

In accordance with Rule 416(a), we are also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share ("Class A Ordinary Shares")
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 8,625,000.00
Amount of Registration Fee	$ 1,191.11
Offering Note	Calculated based on an estimate of the proposed maximum offering price of the securities, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).

In accordance with Rule 416(a), we are also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Includes 187,500 Class A Ordinary Shares that may be issued upon exercise of an option granted to the underwriters to cover over-allotments, if any.